UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06322

Delaware Pooled® Trust

(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Class A : DPREX
Semiannual shareholder report | April 30, 2026
This semiannual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$61	1.15%
^	Annualized.
Fund statistics (as of April 30, 2026)
Fund net assets	$101,753,978
Total number of portfolio holdings*	239
Total advisory fees paid (during reporting period)	$258,214
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Fund holdings (as of April 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	67.95%
US Treasury Obligations	8.84%
Sovereign Bonds	8.37%
Corporate Bonds	8.14%
Exchange-Traded Fund	1.37%
Non-Agency Commercial Mortgage-Backed Securities	0.84%
Loan Agreements	0.43%
Rights	0.01%
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5527011)
TSSR-DPREX-0626

Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Class C : DPRCX
Semiannual shareholder report | April 30, 2026
This semiannual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$100	1.90%
^	Annualized.
Fund statistics (as of April 30, 2026)
Fund net assets	$101,753,978
Total number of portfolio holdings*	239
Total advisory fees paid (during reporting period)	$258,214
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Fund holdings (as of April 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	67.95%
US Treasury Obligations	8.84%
Sovereign Bonds	8.37%
Corporate Bonds	8.14%
Exchange-Traded Fund	1.37%
Non-Agency Commercial Mortgage-Backed Securities	0.84%
Loan Agreements	0.43%
Rights	0.01%
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5527011)
TSSR-DPRCX-0626

Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Class R : DPRRX
Semiannual shareholder report | April 30, 2026
This semiannual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$74	1.40%
^	Annualized.
Fund statistics (as of April 30, 2026)
Fund net assets	$101,753,978
Total number of portfolio holdings*	239
Total advisory fees paid (during reporting period)	$258,214
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Fund holdings (as of April 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	67.95%
US Treasury Obligations	8.84%
Sovereign Bonds	8.37%
Corporate Bonds	8.14%
Exchange-Traded Fund	1.37%
Non-Agency Commercial Mortgage-Backed Securities	0.84%
Loan Agreements	0.43%
Rights	0.01%
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5527011)
TSSR-DPRRX-0626

Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Institutional Class : DPRSX
Semiannual shareholder report | April 30, 2026
This semiannual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$48	0.90%
^	Annualized.
Fund statistics (as of April 30, 2026)
Fund net assets	$101,753,978
Total number of portfolio holdings*	239
Total advisory fees paid (during reporting period)	$258,214
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Fund holdings (as of April 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	67.95%
US Treasury Obligations	8.84%
Sovereign Bonds	8.37%
Corporate Bonds	8.14%
Exchange-Traded Fund	1.37%
Non-Agency Commercial Mortgage-Backed Securities	0.84%
Loan Agreements	0.43%
Rights	0.01%
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5527011)
TSSR-DPRSX-0626

Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Class R6 : DPRDX
Semiannual shareholder report | April 30, 2026
This semiannual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42	0.80%
^	Annualized.
Fund statistics (as of April 30, 2026)
Fund net assets	$101,753,978
Total number of portfolio holdings*	239
Total advisory fees paid (during reporting period)	$258,214
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Fund holdings (as of April 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	67.95%
US Treasury Obligations	8.84%
Sovereign Bonds	8.37%
Corporate Bonds	8.14%
Exchange-Traded Fund	1.37%
Non-Agency Commercial Mortgage-Backed Securities	0.84%
Loan Agreements	0.43%
Rights	0.01%
Top 10 equity holdings
Equinix	1.93%
Welltower	1.88%
Enbridge	1.35%
Ventas	1.16%
Diamondback Energy	1.05%
United Utilities Group	1.05%
Prologis	1.02%
VICI Properties	0.98%
National Grid	0.97%
Nutrien	0.96%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5527011)
TSSR-DPRDX-0626

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Multi-asset mutual fund
Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Financial statements and other information
For the six months ended April 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Global Listed Real Assets Fund	April 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 8.14%
Basic Industry — 0.97%
Capstone Copper 144A 6.75% 3/31/33 #	185,000	$ 188,396
Cleveland-Cliffs 144A 7.00% 3/15/32 #	215,000	215,134
Fortescue Treasury
144A 5.875% 4/15/30 #	75,000	76,593
144A 6.125% 4/15/32 #	200,000	206,923
Novelis
144A 3.875% 8/15/31 #	175,000	159,210
144A 4.75% 1/30/30 #	142,000	136,136
		982,392
Capital Goods — 1.07%
Ball 3.125% 9/15/31	290,000	263,142
Bombardier
144A 7.25% 7/1/31 #	195,000	205,421
144A 8.75% 11/15/30 #	120,000	127,556

Clean Harbors 144A 5.125% 7/15/29 #	245,000	243,340
Terex 144A 6.25% 10/15/32 #	245,000	249,218
		1,088,677
Communications — 1.76%
CCO Holdings 144A 5.375% 6/1/29 #	240,000	236,249
CMG Media 144A 8.875% 6/18/29 #	145,000	129,336
CSC Holdings 144A 4.50% 11/15/31 #	200,000	116,807
Gray Media
144A 5.375% 11/15/31 #	79,000	61,774
144A 7.25% 8/15/33 #	25,000	25,469

Lamar Media 3.75% 2/15/28	120,000	117,743
Outfront Media Capital 144A 4.625% 3/15/30 #	285,000	277,486
Sable International Finance 144A 7.125% 10/15/32 #	250,000	249,608
Sirius XM Radio 144A 5.50% 7/1/29 #	210,000	208,590
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	193,094
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	172,347
		1,788,503
Consumer Cyclical — 1.59%
Caesars Entertainment 144A 7.00% 2/15/30 #	315,000	319,984
Goodyear Tire & Rubber 5.25% 7/15/31	176,000	160,094
Hilton Domestic Operating
144A 4.00% 5/1/31 #	205,000	194,287
4.875% 1/15/30	135,000	134,062

Murphy Oil USA 144A 3.75% 2/15/31 #	221,000	206,557
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	335,000	338,667

Schedule of investments
Nomura Global Listed Real Assets Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	265,000	$ 260,841
		1,614,492
Consumer Non-Cyclical — 0.44%
CHS 144A 5.25% 5/15/30 #	213,000	201,233
Tenet Healthcare
4.25% 6/1/29	139,000	135,470
6.875% 11/15/31	100,000	106,618
		443,321
Electric — 0.81%
California Buyer 144A 6.375% 2/15/32 #	300,000	298,338
Constellation Energy Generation 144A 5.00% 2/1/31 #	25,000	25,071
NRG Energy 144A 3.625% 2/15/31 #	125,000	116,174
TerraForm Power Operating 144A 4.75% 1/15/30 #	213,000	206,467
Vistra Operations 144A 5.00% 7/31/27 #	50,000	50,010
XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	125,000	133,628
		829,688
Energy — 0.87%
CNX Resources 144A 5.875% 3/1/34 #	190,000	188,589
Genesis Energy 8.25% 1/15/29	205,000	213,640
Hilcorp Energy I 144A 6.00% 4/15/30 #	75,000	74,745
Nabors Industries 144A 9.125% 1/31/30 #	145,000	152,357
NGL Energy Operating 144A 8.375% 2/15/32 #	185,000	194,250
NuStar Logistics 6.375% 10/1/30	60,000	62,402
		885,983
Financials — 0.07%
HAT Holdings I 144A 3.75% 9/15/30 #	75,000	69,495
		69,495
Technology — 0.39%
Iron Mountain 144A 4.50% 2/15/31 #	275,000	264,417
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	135,000	137,658
		402,075

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation — 0.17%
Air Canada 144A 3.875% 8/15/26 #		175,000	$ 174,646
			174,646
Total Corporate Bonds (cost $8,344,832)			8,279,272

Non-Agency Commercial Mortgage-Backed Securities — 0.84%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •		200,000	178,283
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49		740,000	682,123
Total Non-Agency Commercial Mortgage-Backed Securities (cost $976,465)			860,406

Loan Agreements — 0.43%
Communications — 0.24%
Charter Communications Operating Tranche B5 5.942% (SOFR03M + 2.25%) 12/15/31 •		248,850	249,048
			249,048
Electric — 0.19%
Hamilton Projects Acquiror 6.152% (SOFR01M + 2.50%) 5/30/31 •		187,422	188,811
			188,811
Total Loan Agreements (cost $435,650)			437,859

Sovereign Bonds — 8.37%Δ
Australia — 0.42%
Australia Government Bond
2.50% 9/20/30 ■	AUD	378,000	423,555
			423,555
Canada — 0.48%
Canadian Government Real Return Bonds
0.25% 12/1/54	CAD	64,141	30,779
1.50% 12/1/44	CAD	77,497	54,361
4.00% 12/1/31	CAD	473,832	406,742
			491,882

Schedule of investments
Nomura Global Listed Real Assets Fund
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
France — 1.66%
French Republic Government Bond OAT
144A 0.10% 3/1/29 #	EUR	547,280	$ 642,735
144A 0.10% 3/1/36 #	EUR	127,662	128,364
144A 0.10% 7/25/38 #	EUR	347,636	342,289
144A 0.10% 7/25/47 #	EUR	86,734	69,267
144A 0.10% 7/25/53 #	EUR	53,315	38,071
144A 3.15% 7/25/32 #	EUR	349,920	470,920
			1,691,646
Germany — 0.32%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/46 ■	EUR	139,046	129,207
0.50% 4/15/30 ■	EUR	166,183	197,504
			326,711
Italy — 1.34%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	585,054	635,683
144A 0.15% 5/15/51 #	EUR	60,471	42,548
144A 1.30% 5/15/28 #	EUR	368,893	444,735
144A 2.55% 9/15/41 #	EUR	188,780	240,204
			1,363,170
Japan — 0.39%
Japanese Government CPI Linked Bond
0.10% 3/10/29	JPY	61,859,600	400,146
			400,146
Spain — 0.48%
Spain Government Inflation Linked Bonds
144A 1.00% 11/30/30 #	EUR	262,193	316,375
144A 2.05% 11/30/39 #	EUR	132,270	166,484
			482,859
United Kingdom — 3.28%
United Kingdom Inflation-Linked Gilt
0.125% 8/10/31 ■	GBP	260,405	346,484
0.125% 3/22/39 ■	GBP	262,067	283,717
0.125% 3/22/44 ■	GBP	427,022	402,432
0.125% 11/22/56 ■	GBP	114,963	82,583
0.125% 3/22/58 ■	GBP	282,037	197,878
0.125% 11/22/65 ■	GBP	81,504	51,094
0.125% 3/22/68 ■	GBP	109,038	66,932
0.125% 3/22/73 ■	GBP	38,130	24,417

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
United Kingdom (continued)
United Kingdom Inflation-Linked Gilt
0.25% 3/22/52 ■	GBP	215,694	$ 175,223
0.75% 11/22/47 ■	GBP	266,607	268,280
1.25% 11/22/54 ■	GBP	372,316	393,527
2.00% 1/26/35 ■	GBP	315,500	1,044,941
			3,337,508
Total Sovereign Bonds (cost $8,310,735)			8,517,477

US Treasury Obligations — 8.84%
US Treasury Inflation Indexed Bonds
0.125% 10/15/26		1,405,290	1,420,325
0.125% 2/15/52		221,867	115,694
0.375% 7/15/27		1,318,266	1,320,439
0.75% 2/15/42		267,258	207,064
1.00% 2/15/46		454,019	337,933
1.625% 10/15/29		2,942,628	3,005,333
2.125% 1/15/35		2,146,654	2,199,870
2.125% 2/15/54		443,481	391,027
Total US Treasury Obligations (cost $8,999,787)			8,997,685
	Number of shares
Common Stocks — 67.95%♣
Communication Services — 1.34%
Cellnex Telecom 144A #	24,202	814,703
China Tower Class H 144A #	243,322	344,815
Helios Towers †	57,147	155,370
Infrastrutture Wireless Italiane 144A #	5,321	45,120
		1,360,008
Consumer Discretionary — 0.30%
Neinor Homes 144A #	4,699	91,935
Wyndham Hotels & Resorts	2,617	212,972
		304,907
Consumer Staples — 1.17%
Bunge Global	4,544	577,406
JBS Class A †	38,109	612,031
		1,189,437

Schedule of investments
Nomura Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Diversified Real Estate Activities — 1.32%
Mitsubishi Estate	14,900	$ 424,624
Mitsui Fudosan	21,200	232,183
Sumitomo Realty & Development	15,100	468,094
Sun Hung Kai Properties	12,456	218,068
		1,342,969
Energy — 14.12%
BP ADR	19,453	921,683
Canadian Natural Resources	17,782	848,813
Cheniere Energy	2,900	797,355
Chord Energy	2,920	425,152
ConocoPhillips	6,373	801,596
Core Natural Resources	7,921	710,831
Diamondback Energy	5,199	1,069,070
Enbridge	24,751	1,372,798
Expand Energy	6,105	623,626
Gibson Energy	19,656	430,497
Helmerich & Payne	12,930	522,113
Kimbell Royalty Partners	35,730	550,242
Kinder Morgan	14,651	481,578
Koninklijke Vopak	7,764	388,579
ONEOK	6,686	618,188
Ovintiv	10,511	646,952
Peabody Energy	15,816	421,655
Permian Resources Class A	27,542	595,458
Shell	15,607	709,600
SLB	8,180	465,278
Valero Energy	1,447	365,483
Weatherford International	3,303	364,486
Yellow Cake 144A #, †	28,543	235,863
		14,366,896
Financials — 0.07%
HMC Capital	41,961	76,061
		76,061
Industrials — 5.31%
Aena 144A #	10,899	297,680
Aeroports de Paris	5,652	686,287
Airports of Thailand	200,700	315,542
Arcosa	4,536	573,668
Athens International Airport	17,998	205,108
Atlas Arteria	110,091	381,488

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Auckland International Airport	154,088	$ 750,977
Canadian National Railway	2,031	228,122
Enav 144A #	99,366	581,678
Grupo Aeroportuario del Sureste ADR	1,443	441,327
Sacyr	104,145	573,313
Transurban Group	36,719	372,138
		5,407,328
Information Technology — 0.38%
NEXTDC †	37,232	386,466
		386,466
Materials — 11.52%
Agnico Eagle Mines	3,467	652,524
Alcoa	6,820	435,048
Anglo American	15,538	768,898
CF Industries Holdings	1,978	245,668
Coeur Mining †	15,660	281,410
Commercial Metals	3,710	255,842
Corteva	6,643	538,149
CRH	5,446	644,915
Eldorado Gold	8,674	269,675
G Mining Ventures †	12,005	416,090
Glencore	100,828	783,619
Hudbay Minerals	30,209	698,130
International Paper	16,849	512,546
Kinross Gold	18,396	556,295
Louisiana-Pacific	3,515	253,748
Newmont	7,369	818,622
Northam Platinum Holdings	15,025	289,702
Nutrien	12,909	981,084
Smurfit Westrock	11,992	460,373
Steel Dynamics	3,663	837,581
Teck Resources Class B	8,084	471,941
West Fraser Timber	8,716	551,828
		11,723,688
Real Estate Development — 0.37%
CK Asset Holdings	19,000	119,686
Henderson Land Development	52,000	205,541
Lifestyle Communities †	15,458	52,818
		378,045

Schedule of investments
Nomura Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate Operating Companies/Developer — 0.91%
Catena	2,021	$ 95,335
Fastighets Balder †	18,356	109,809
Hongkong Land Holdings	18,500	146,262
LEG Immobilien	2,822	198,016
Swiss Prime Site	1,180	204,489
TAG Immobilien	6,644	115,864
Wihlborgs Fastigheter	6,606	58,403
		928,178
REIT Data Center — 1.93%
Equinix	1,809	1,958,839
		1,958,839
REIT Diversified — 1.24%
CapitaLand Integrated Commercial Trust	220,768	411,184
Charter Hall Group	21,476	316,258
Land Securities Group	21,066	169,503
Merlin Properties Socimi	9,830	171,899
Nomura Real Estate Master Fund	188	193,818
		1,262,662
REIT Healthcare — 3.85%
American Healthcare REIT	8,226	417,716
Healthpeak Properties	14,261	230,600
National Healthcare Properties †	13,468	172,660
Ventas	13,450	1,181,717
Welltower	8,799	1,912,375
		3,915,068
REIT Hotel & Resort — 0.30%
Invincible Investment	208	81,837
Ryman Hospitality Properties	2,085	219,113
		300,950
REIT Industrial — 3.63%
CapitaLand Ascendas REIT	28,512	56,040
First Industrial Realty Trust	6,824	423,156
Goodman Group	44,612	966,552
LondonMetric Property	64,717	166,587
Nippon Prologis REIT	284	162,177
Prologis	7,310	1,038,166
Rexford Industrial Realty	7,866	282,311
Segro	29,637	280,721
UI Boustead †	248,900	164,265

	Number of shares	Value (US $)
Common Stocks♣ (continued)
REIT Industrial (continued)
Warehouses De Pauw CVA	5,704	$ 149,925
		3,689,900
REIT Multifamily — 0.90%
AvalonBay Communities	2,650	484,950
Centurion Accommodation Reit	75,200	65,072
Essex Property Trust	1,402	369,021
		919,043
REIT Office — 0.62%
Japan Prime Realty Investment	247	156,352
Japan Real Estate Investment	181	138,535
Kilroy Realty	6,404	212,997
Orix JREIT	195	123,560
		631,444
REIT Retail — 3.38%
Agree Realty	7,855	605,699
First Capital Real Estate Investment Trust	5,790	99,700
Link REIT	48,478	244,101
Macerich	13,448	292,225
NETSTREIT	21,604	444,394
Scentre Group	113,597	305,257
Simon Property Group	4,791	975,975
Unibail-Rodamco-Westfield	3,927	476,767
		3,444,118
REIT Self-Storage — 0.95%
Public Storage	3,210	970,864
		970,864
REIT Single Family — 0.50%
Invitation Homes	17,579	505,748
		505,748
REIT Specialty — 1.57%
Iron Mountain	4,769	600,846
VICI Properties	34,147	997,093
		1,597,939
REIT Telecom Tower — 0.65%
American Tower	1,092	199,519
Crown Castle	5,165	458,549
		658,068

Schedule of investments
Nomura Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities — 11.62%
American Electric Power	4,905	$ 672,525
Black Hills	6,695	504,067
China Gas Holdings	188,400	174,760
CLP Holdings	50,500	485,574
CMS Energy	8,600	659,964
Dominion Energy	8,675	559,538
EDP Renovaveis	36,222	605,660
Enel	27,262	318,303
ERG	10,892	294,363
Essential Utilities	17,042	651,004
Exelon	14,288	657,105
National Grid	55,031	985,087
NextEra Energy	9,489	928,783
NiSource	4,766	230,102
Pennon Group	61,308	458,420
PG&E	32,153	534,383
Redeia	19,077	333,607
Sempra	8,575	815,654
SSE	13,434	480,996
United Utilities Group	53,650	1,063,997
Xcel Energy	4,933	409,192
		11,823,084
Total Common Stocks (cost $58,825,720)		69,141,710

Exchange-Traded Fund — 1.37%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	55,093	1,394,404
Total Exchange-Traded Fund (cost $1,281,138)		1,394,404

Rights — 0.01%
NEXTDC †	7,721	8,560
Total Rights (cost $0)		8,560

Short-Term Investments — 2.56%
Money Market Mutual Funds — 2.56%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	650,000	650,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.54%)	650,000	650,000

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	650,000	$ 650,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	650,000	650,000
Total Short-Term Investments (cost $2,600,000)		2,600,000
Total Value of Securities—98.51% (cost $89,774,327)		100,237,373

Receivables and Other Assets Net of Liabilities—1.49%		1,516,605
Net Assets Applicable to 6,711,648 Shares Outstanding—100.00%		$101,753,978
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of Rule 144A securities was $13,035,570, which represents 12.81% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

Schedule of investments
Nomura Global Listed Real Assets Fund
The following forward foreign currency exchange contracts were outstanding at April 30, 2026:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	CAD	(681,529)	USD	500,151	5/12/26	$—	$(1,837)
CITI	EUR	152,700	USD	(178,926)	5/12/26	393	—
CITI	GBP	(2,977,626)	USD	4,031,743	5/12/26	—	(20,010)
CITI	GBP	189,000	USD	(250,741)	5/12/26	6,437	—
CITI	JPY	(61,924,975)	USD	403,885	5/12/26	7,923	—
HSBC	EUR	428,900	USD	(502,839)	5/12/26	828	—
HSBC	GBP	266,100	USD	(359,057)	5/12/26	3,034	—
TD	AUD	(582,309)	USD	411,444	5/12/26	—	(7,697)
TD	EUR	(3,925,642)	USD	4,654,723	5/12/26	44,755	—
Total Forward Foreign Currency Exchange Contracts						$63,370	$(29,544)
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
CITI – Citigroup
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
ETF – Exchange-Traded Fund
OAT – Obligations Assimilables du Trésor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen

Summary of currencies: (continued)
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Nomura Global Listed Real Assets Fund	April 30, 2026 (Unaudited)
Assets:
Investments, at value*	$100,237,373
Foreign currencies, at valueΔ	20,509
Cash	1,508,688
Dividends and interest receivable	233,634
Prepaid expenses	66,514
Unrealized appreciation on forward foreign currency exchange contracts	63,370
Receivable for securities sold	53,513
Receivable for fund shares sold	33,770
Foreign tax reclaims receivable	25,631
Other assets	863
Total Assets	102,243,865
Liabilities:
Cash collateral due to brokers	110,000
Payable for securities purchased	81,876
Other accrued expenses	70,757
Accounting and administration expenses payable to non-affiliates	63,955
Payable for fund shares redeemed	57,650
Investment management fees payable to affiliates	39,379
Unrealized depreciation on forward foreign currency exchange contracts	29,544
Audit and tax fees payable	27,279
Distribution fees payable to affiliates	7,882
Accounting and administration expenses payable to affiliates	742
Dividend disbursing and transfer agent fees and expenses payable to affiliates	629
Legal fees payable to affiliates	194
Total Liabilities	489,887
Total Net Assets	$101,753,978

Net Assets Consist of:
Paid-in capital	$82,917,771
Total distributable earnings (loss)	18,836,207
Total Net Assets	$101,753,978

Net Asset Value

Class A:
Net assets	$32,939,708
Shares of beneficial interest outstanding, unlimited authorization, no par	2,182,595
Net asset value per share	$15.09
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$16.01

Class C:
Net assets	$257,848
Shares of beneficial interest outstanding, unlimited authorization, no par	17,121
Net asset value per share	$15.06

Class R:
Net assets	$2,307,349
Shares of beneficial interest outstanding, unlimited authorization, no par	153,150
Net asset value per share	$15.07

Institutional Class:
Net assets	$65,846,419
Shares of beneficial interest outstanding, unlimited authorization, no par	4,332,211
Net asset value per share	$15.20

Class R6:
Net assets	$402,654
Shares of beneficial interest outstanding, unlimited authorization, no par	26,571
Net asset value per share	$15.15
*Investments, at cost	$89,774,327
ΔForeign currencies, at cost	20,674
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Nomura Global Listed Real Assets Fund	Six months ended April 30, 2026 (Unaudited)
Investment Income:
Dividends	$1,419,701
Interest	459,851
Foreign tax withheld	(39,993)
1,839,559

Expenses:
Management fees	402,778
Distribution expenses — Class A	40,256
Distribution expenses — Class C	1,271
Distribution expenses — Class R	5,712
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	61,700
Accounting and administration expenses	41,418
Registration fees	30,452
Reports and statements to shareholders expenses	19,980
Audit and tax fees	18,621
Custodian fees	18,217
Legal fees	16,468
Trustees’ fees	3,217
Other	14,446
674,536
Less expenses waived	(144,564)
Less expenses paid indirectly	(1,893)
Total operating expenses	528,079
Net Investment Income (Loss)	1,311,480

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$10,059,728
Foreign currencies	57,937
Forward foreign currency exchange contracts	2,248
Net increase from payment by affiliates[1]	4
Net realized gain (loss)	10,119,917

Net change in unrealized appreciation (depreciation) on:
Investments	2,386,450
Foreign currencies	2,571
Forward foreign currency exchange contracts	(179,589)
Net change in unrealized appreciation (depreciation)	2,209,432
Net Realized and Unrealized Gain (Loss)	12,329,349
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,640,829
[1]	See Note 2 in "Notes to financial statements."
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Global Listed Real Assets Fund
	Six months ended 4/30/26 (Unaudited)	Year ended 10/31/25

Increase in Net Assets from Operations:
Net investment income (loss)	$1,311,480	$2,924,165
Net realized gain (loss)	10,119,913[1]	2,980,205
Net increase from payment by affiliates	4[2]	—
Net change in unrealized appreciation (depreciation)	2,209,432	5,545,805
Net increase (decrease) in net assets resulting from operations	13,640,829	11,450,175

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(205,274)	(644,590)
Class C	(748)	(3,923)
Class R	(10,922)	(41,092)
Institutional Class	(491,258)	(1,581,011)
Class R6	(41,798)	(148,018)
	(750,000)	(2,418,634)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	345,603	986,650
Class C	5,793	7,071
Class R	96,294	211,135
Institutional Class	3,132,963	10,057,984
Class R6	254,020	118,597

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	193,723	610,598
Class C	748	3,922
Class R	10,922	41,092
Institutional Class	491,023	1,580,081
Class R6	41,798	115,826
	4,572,887	13,732,956

	Six months ended 4/30/26 (Unaudited)	Year ended 10/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(2,933,473)	$(6,787,297)
Class C	(47,086)	(123,005)
Class R	(337,017)	(526,655)
Institutional Class	(14,490,537)	(22,796,600)
Class R6	(6,395,070)	(1,486,079)
	(24,203,183)	(31,719,636)
Decrease in net assets derived from capital share transactions	(19,630,296)	(17,986,680)
Net Decrease in Net Assets	(6,739,467)	(8,955,139)

Net Assets:
Beginning of period	108,493,445	117,448,584
End of period	$101,753,978	$108,493,445
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in "Notes to financial statements."
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura Global Listed Real Assets Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total impact by 0.08%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/26[1] (Unaudited)	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$13.40	$12.31	$11.19	$12.85	$14.67	$11.43

0.16	0.31	0.31	0.33	0.34	0.21
1.62	1.04[3]	1.19	(0.49)	(1.20)	3.24
—[4]	—	—	—	—	—
1.78	1.35	1.50	(0.16)	(0.86)	3.45

(0.09)	(0.26)	(0.38)	(0.37)	(0.49)	(0.21)
—	—	—	(1.13)	(0.47)	—
(0.09)	(0.26)	(0.38)	(1.50)	(0.96)	(0.21)
$15.09	$13.40	$12.31	$11.19	$12.85	$14.67
13.34%[4]	11.13%	13.49%	(1.65%)	(6.23%)	30.28%

$32,940	$31,476	$34,094	$35,471	$40,036	$45,151
1.15%	1.18%	1.23%	1.26%	1.31%	1.33%
1.42%	1.46%	1.37%	1.41%	1.38%	1.39%
2.24%	2.49%	2.52%	2.75%	2.48%	1.53%
1.97%	2.21%	2.38%	2.60%	2.41%	1.47%
29%	61%	73%	64%	65%	60%

Financial highlights
Nomura Global Listed Real Assets Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total impact by 0.08%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/26[1] (Unaudited)	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$13.38	$12.30	$11.14	$12.81	$14.63	$11.39

0.11	0.22	0.22	0.24	0.24	0.10
1.61	1.04[3]	1.17	(0.48)	(1.21)	3.23
—[4]	—	—	—	—	—
1.72	1.26	1.39	(0.24)	(0.97)	3.33

(0.04)	(0.18)	(0.23)	(0.30)	(0.38)	(0.09)
—	—	—	(1.13)	(0.47)	—
(0.04)	(0.18)	(0.23)	(1.43)	(0.85)	(0.09)
$15.06	$13.38	$12.30	$11.14	$12.81	$14.63
12.90%[4]	10.31%	12.57%	(2.32%)	(6.95%)	29.31%

$258	$269	$357	$652	$1,334	$1,601
1.90%	1.93%	1.98%	2.01%	2.06%	2.08%
2.17%	2.21%	2.12%	2.16%	2.13%	2.14%
1.53%	1.74%	1.82%	2.00%	1.73%	0.78%
1.26%	1.46%	1.68%	1.85%	1.66%	0.72%
29%	61%	73%	64%	65%	60%

Financial highlights
Nomura Global Listed Real Assets Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total impact by 0.08%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/26[1] (Unaudited)	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$13.38	$12.29	$11.17	$12.83	$14.65	$11.41

0.14	0.28	0.27	0.30	0.31	0.17
1.62	1.05[3]	1.18	(0.48)	(1.21)	3.24
—[4]	—	—	—	—	—
1.76	1.33	1.45	(0.18)	(0.90)	3.41

(0.07)	(0.24)	(0.33)	(0.35)	(0.45)	(0.17)
—	—	—	(1.13)	(0.47)	—
(0.07)	(0.24)	(0.33)	(1.48)	(0.92)	(0.17)
$15.07	$13.38	$12.29	$11.17	$12.83	$14.65
13.20%[4]	10.89%	13.12%	(1.83%)	(6.49%)	30.02%

$2,307	$2,260	$2,344	$2,569	$3,574	$4,046
1.40%	1.43%	1.48%	1.51%	1.56%	1.58%
1.67%	1.71%	1.62%	1.66%	1.63%	1.64%
2.04%	2.25%	2.27%	2.50%	2.23%	1.28%
1.77%	1.97%	2.13%	2.35%	2.16%	1.22%
29%	61%	73%	64%	65%	60%

Financial highlights
Nomura Global Listed Real Assets Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total impact by 0.08%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/26[1] (Unaudited)	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$13.50	$12.39	$11.27	$12.92	$14.75	$11.49

0.18	0.35	0.33	0.36	0.38	0.25
1.63	1.05[3]	1.21	(0.49)	(1.22)	3.25
—[4]	—	—	—	—	—
1.81	1.40	1.54	(0.13)	(0.84)	3.50

(0.11)	(0.29)	(0.42)	(0.39)	(0.52)	(0.24)
—	—	—	(1.13)	(0.47)	—
(0.11)	(0.29)	(0.42)	(1.52)	(0.99)	(0.24)
$15.20	$13.50	$12.39	$11.27	$12.92	$14.75
13.42%[4]	11.49%	13.74%	(1.40%)	(6.03%)	30.62%

$65,846	$68,575	$73,985	$61,496	$64,432	$66,426
0.90%	0.93%	0.98%	1.01%	1.06%	1.08%
1.17%	1.21%	1.12%	1.16%	1.13%	1.14%
2.52%	2.74%	2.75%	3.00%	2.73%	1.78%
2.25%	2.46%	2.61%	2.85%	2.66%	1.72%
29%	61%	73%	64%	65%	60%

Financial highlights
Nomura Global Listed Real Assets Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total impact by 0.08%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/26[1] (Unaudited)	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$13.46	$12.36	$11.25	$12.89	$14.72	$11.47

0.21	0.36	0.35	0.37	0.40	0.26
1.59	1.05[3]	1.19	(0.48)	(1.22)	3.24
—[4]	—	—	—	—	—
1.80	1.41	1.54	(0.11)	(0.82)	3.50

(0.11)	(0.31)	(0.43)	(0.40)	(0.54)	(0.25)
—	—	—	(1.13)	(0.47)	—
(0.11)	(0.31)	(0.43)	(1.53)	(1.01)	(0.25)
$15.15	$13.46	$12.36	$11.25	$12.89	$14.72
13.44%[4]	11.56%	13.82%	(1.25%)	(5.95%)	30.71%

$403	$5,913	$6,669	$5,978	$5,559	$8,495
0.80%	0.83%	0.89%	0.92%	0.97%	1.00%
1.07%	1.11%	1.06%	1.07%	1.03%	1.04%
2.92%	2.86%	2.86%	3.09%	2.82%	1.86%
2.65%	2.58%	2.69%	2.94%	2.76%	1.82%
29%	61%	73%	64%	65%	60%

Notes to financial statements
Nomura Global Listed Real Assets Fund	April 30, 2026 (Unaudited)
Nomura Global Listed Real Assets Fund (formerly, Macquarie Global Listed Real Assets Fund through November 30, 2025) (Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2026, and for all open tax years (years ended October 31, 2022–October 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the

Notes to financial statements
Nomura Global Listed Real Assets Fund
1. Significant Accounting Policies (continued)
Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended April 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker/dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign

Notes to financial statements
Nomura Global Listed Real Assets Fund
1. Significant Accounting Policies (continued)
dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements.
Recent Accounting Standard — The Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of April 30, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2026, the Fund earned $1,729 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2026, the Fund earned $164 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement and the Fund's name change to Nomura Global Listed Real Assets Fund went effective.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.80% of the Fund’s Class R6 shares’ average daily net assets from November 1, 2025 through February 26, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from November 1, 2025 through February 26, 2027, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.15%	1.90%	1.40%	0.90%	0.80%
DMC has voluntarily agreed to waive all or a portion of its investment advisory fees and/or pay/ reimburse expenses in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in ETFs advised or sub-advised by

Notes to financial statements
Nomura Global Listed Real Assets Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
DMC and its affiliates (Affiliated ETFs). Any such voluntary waiver or reimbursement may be eliminated by DMC at any time.
Prior to the Closing Date, DMC had entered into sub-advisory agreements on behalf of the Fund with Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), MIMEL and MIMGL. As of the Closing Date, MIMAK and MIMEL no longer serve as sub-advisors to the Fund. MIMGL continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
Van Eck Associates Corporation (VanEck) serves as sub-advisor to the Fund. DMC and MIMAK seek non-discretionary model portfolio and allocation recommendations from VanEck with respect to the Fund’s natural resources sleeve based upon which DMC will purchase and sell natural resources securities for the Fund
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2026, the Fund paid $4,453 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended April 30, 2026, the Fund paid $3,763 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under "Dividend disbursing, transfer agent and sub-transfer agent fees and expenses." The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2026, the Fund paid $1,050 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended April 30, 2026, DDLP earned $310 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2026, DDLP received gross CDSC commissions of $28 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the six months ended April 30, 2026, DMC reimbursed the Fund $4 for a trade error. This amount is included in “Net increase from payment by affiliates” in the “Statement of operations.” Payment by affiliates had no impact on total return.
3. Investments
For the six months ended April 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$28,871,503
Purchases of US government securities	1,558,397
Sales other than US government securities	46,856,631
Sales of US government securities	4,639,809

Notes to financial statements
Nomura Global Listed Real Assets Fund
3. Investments (continued)
At April 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$89,774,327
Aggregate unrealized appreciation of investments and derivatives	$12,326,091
Aggregate unrealized depreciation of investments and derivatives	(1,829,219)
Net unrealized appreciation of investments and derivatives	$10,496,872
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2025, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 1,342,871	$644,412	$ 1,987,283
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2026:
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Communication Services	$200,490	$1,159,518	$1,360,008
Consumer Discretionary	212,972	91,935	304,907
Consumer Staples	1,189,437	—	1,189,437
Diversified Real Estate Activities	—	1,342,969	1,342,969
Energy	13,032,854	1,334,042	14,366,896
Financials	—	76,061	76,061
Industrials	2,514,744	2,892,584	5,407,328
Information Technology	—	386,466	386,466
Materials	9,881,469	1,842,219	11,723,688
Real Estate Development	—	378,045	378,045
Real Estate Operating Companies/Developer	—	928,178	928,178
REIT Data Center	1,958,839	—	1,958,839
REIT Diversified	193,818	1,068,844	1,262,662
REIT Healthcare	3,915,068	—	3,915,068
REIT Hotel & Resort	219,113	81,837	300,950
REIT Industrial	2,070,075	1,619,825	3,689,900
REIT Multifamily	853,971	65,072	919,043
REIT Office	492,909	138,535	631,444
REIT Retail	2,417,993	1,026,125	3,444,118
REIT Self-Storage	970,864	—	970,864
REIT Single Family	505,748	—	505,748
REIT Specialty	1,597,939	—	1,597,939
REIT Telecom Tower	658,068	—	658,068
Utilities	7,414,344	4,408,740	11,823,084

Notes to financial statements
Nomura Global Listed Real Assets Fund
3. Investments (continued)
	Level 1	Level 2	Total
Corporate Bonds	$—	$8,279,272	$8,279,272
Exchange-Traded Fund	1,394,404	—	1,394,404
Loan Agreements	—	437,859	437,859
Non-Agency Commercial Mortgage-Backed Securities	—	860,406	860,406
Rights	—	8,560	8,560
Sovereign Bonds	—	8,517,477	8,517,477
US Treasury Obligations	—	8,997,685	8,997,685
Short-Term Investments	2,600,000	—	2,600,000
Total Value of Securities	$54,295,119	$45,942,254	$100,237,373

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$63,370	$63,370
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(29,544)	$(29,544)

[1]Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
As a result of utilizing international fair value pricing at April 30, 2026, a portion of the common stock in the portfolio was categorized as Level 2.
During the six months ended April 30, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of April 30, 2026, there were no Level 3 investments.

4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	4/30/26	10/31/25
Shares sold:
Class A	24,546	79,033
Class C	405	572
Class R	6,633	17,247
Institutional Class	217,249	809,419
Class R6	17,742	9,539

Shares issued upon reinvestment of dividends and distributions:
Class A	13,508	47,973
Class C	52	308
Class R	763	3,229
Institutional Class	34,004	123,633
Class R6	2,903	9,094
	317,805	1,100,047

Shares redeemed:
Class A	(203,704)	(547,852)
Class C	(3,420)	(9,831)
Class R	(23,187)	(42,189)
Institutional Class	(1,000,205)	(1,821,450)
Class R6	(433,409)	(118,754)
	(1,663,925)	(2,540,076)
Net decrease	(1,346,120)	(1,440,029)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2026 and the year ended October 31, 2025, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class C Shares	Institutional Class Shares	Class A Shares	Value
Six months ended
4/30/26	66	—	66	$955
Year ended
10/31/25	115	1,755	1,881	22,861

Notes to financial statements
Nomura Global Listed Real Assets Fund
5. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. At April 30, 2026, the Fund received $110,000 in cash, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities” and $11,000 in securities as collateral for open forward foreign currency exchange contracts. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended April 30, 2026, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
During the year ended April 30, 2026, the Fund experienced unrealized and net realized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations,” respectively.
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended April 30, 2026:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$9,840,802	$519,196
7. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and forward foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Notes to financial statements
Nomura Global Listed Real Assets Fund
7. Offsetting (continued)
At April 30, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$14,753	$(21,847)	$(7,094)
HSBC	3,862	—	3,862
TD Bank	44,755	(7697)	37,058
Total	$63,370	$(29,544)	$33,826
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$(7,094)	$—	$—	$—	$—	$(7,094)
HSBC	3,862	—	—	—	—	3,862
TD Bank	37,058	—	(37,058)	—	—	—
Total	$33,826	$—	$(37,058)	$—	$—	$(3,232)
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
8. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended April 30, 2026, the Fund had no securities out on loan.
9. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The value of the Fund’s shares will be affected by factors particular to real estate, infrastructure, natural resources, and inflation-linked securities and related industries or sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

Notes to financial statements
Nomura Global Listed Real Assets Fund
9. Credit and Market Risks (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory, and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The investment team does not plan to always implement exposure to commodities in the Fund, however, they will consider holding commodity exchange-traded funds in market scenarios where inflation is running higher than normal and their asset allocation model signals for additional commodity exposure. In addition, the Fund may use futures and options on commodities for a variety of purposes such as hedging against adverse changes in the market prices of securities, as a substitute for purchasing or selling securities, to increase the Fund’s return as a non-hedging strategy that may be considered speculative and to manage the Fund’s portfolio characteristics.
The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.
Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals.
Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk, and financing risk. Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the change in presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy, and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure, and other markets.
High yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
The market value of natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. Because the Fund invests significantly in natural resources securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.
Energy infrastructure Master Limited Partnerships (MLPs) are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including those due to commodity production, volumes, commodity prices, weather conditions, terrorist attacks, etc. They are also subject to significant federal, state, and local government regulation. Investment in MLPs may also have tax consequences for shareholders. If the Fund retains its investment until its basis is reduced to zero, subsequent distributions will be taxable at ordinary income rates and shareholders may receive corrected 1099s.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Notes to financial statements
Nomura Global Listed Real Assets Fund
9. Credit and Market Risks (continued)
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended April 30, 2026.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities,” if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest in ETFs managed by DMC and/or its affiliates (Affiliated ETFs) and ETFs that managed by unaffiliated investment advisers (Unaffiliated ETFs). The risks of investing in ETFs typically reflect the risks of the instruments in which the ETF invests, and because they are exchange listed they may be subject to trading halts, premiums and discounts. In addition, DMC and its affiliates may benefit from investing in Affiliated ETFs and DMC's ability to allocate investments among Affiliated and Unaffiliated ETFs creates conflicts of interest.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

Notes to financial statements
Nomura Global Listed Real Assets Fund
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Management has determined that no other material events or transactions occurred subsequent to April 30, 2026, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Nomura Global Listed Real Assets Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
For the section below only, the trusts of the Nomura Funds are referred individually as a “Trust” and collectively as “Trusts,” each Nomura Fund individually as a “Fund,” and the Nomura Funds collectively as the “Funds.”
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to

Other Fund information (Unaudited)
Nomura Global Listed Real Assets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and

• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers

Other Fund information (Unaudited)
Nomura Global Listed Real Assets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of

Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the

Other Fund information (Unaudited)
Nomura Global Listed Real Assets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had

Other Fund information (Unaudited)
Nomura Global Listed Real Assets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5527011)
SA-095-0626
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Pooled® Trust

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	June 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	June 29, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Principal Financial Officer
Date:	June 29, 2026